CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,265,845	$ 1,480,528
Short-term investments	368,253	1,326,241
Accounts receivable, net	4,575,267	3,663,506
Prepayments - third parties		615,811
Media deposits - third parties	563,582	265,784
Due from related parties	$ 30,666	$ 28,667
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deposit due from a third party		$ 2,739,989
Other current assets	$ 74,965	2,592,048
Total Current Assets	6,878,578	12,712,574
Long-term investments	4,817,921	6,576,688
Property and equipment, net	525,055	1,717,488
Operating right-of-use assets, net	194,207
Intangible assets, net		241,212
Total Assets	12,415,761	21,247,962
Current Liabilities
Short-term bank borrowings	730,720	684,997
Accounts payable	5,365,635	3,618,790
Advance from advertisers	576,422	754,837
Advertiser deposits	690,781	314,578
Income tax payable	$ 275,198	255,656
Due to related parties		$ 3,566
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued expenses and other liabilities	$ 1,489,693	$ 791,780
Total Current Liabilities	9,128,449	6,424,204
Total Liabilities	9,128,449	6,424,204
Commitments and Contingencies
Shareholders' Equity
Ordinary Shares (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2025 and 2024, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Accumulated deficits	(35,480,426)	(23,458,777)
Accumulated other comprehensive loss	(3,709,544)	(4,194,747)
Total Shareholders' Equity	3,287,312	14,823,758
Total Liabilities and Shareholders' Equity	$ 12,415,761	$ 21,247,962